Other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other operating income (expense) [Abstract]
Schedule of Other Operating Income

	2023 £m	2022[1] £m	2021 £m
Operating lease rental income	1,383	1,077	1,059
Rental income from investment properties (note 27)	146	145	186
Net gains (losses) on disposal of financial assets at fair value through other comprehensive income (note 43)	122	92	(2)
Movement in value of in-force business			(70)
Liability management	–	(31)	(22)
Share of results of joint ventures and associates	(16)	10	2
Other	(4)	46	19
Total other operating income	1,631	1,339	1,172
1    Restated for the adoption of IFRS 17; see notes 1 and 54.